Employee Benefits (Details 4)	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Discount rate - addition of 0.5%	(29.00%)	(28.00%)
Rate of future salary increases - addition of 0.5%	40.00%	36.00%
Rate of employees leaving - addition of 5.0%	(17.00%)	(10.00%)